Commitments and Contingencies, additional lease information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure
Rent expense, noncancellable long-term operating lease	$ 177.0	$ 187.4	$ 204.1
Rent expense, cancellable short-term operating lease	$ 8.8	$ 12.5	$ 10.4